ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Financing Activities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of financing activities
Beginning of year	$ 18,718,584	$ 37,338,766	$ 59,188,737
Inflows	34,603,093	26,455,850	244,498,283
Outflows	(46,653,129)	(47,129,785)	(274,057,634)
Other non-cash movements	2,001,505	2,053,753	7,709,380
End of year	8,670,053	18,718,584	37,338,766
Unsubordinated debt securities
Reconciliation of financing activities
Beginning of year	6,379,922	12,507,270	29,421,323
Inflows	2,252,098	4,005,697	17,286,639
Outflows	(7,572,780)	(10,242,448)	(35,685,061)
Other non-cash movements		109,403	1,484,369
End of year	1,059,240	6,379,922	12,507,270
Subordinated debt securities
Reconciliation of financing activities
Beginning of year	1,721,443	4,356,218	4,374,447
Outflows	(1,721,443)	(2,678,103)	(1,732,235)
Other non-cash movements		43,328	1,714,006
End of year		1,721,443	4,356,218
Financing received from the Argentine Central Bank and other financial institutions
Reconciliation of financing activities
Beginning of year	8,833,545	18,530,516	25,392,967
Inflows	32,350,995	22,450,153	227,211,644
Outflows	(34,931,992)	(32,147,124)	(234,068,388)
Other non-cash movements			(5,707)
End of year	6,252,548	8,833,545	18,530,516
Lease Liabilities
Reconciliation of financing activities
Beginning of year	1,783,674	1,944,762
Outflows	(2,426,914)	(2,062,110)	(2,571,950)
Other non-cash movements	2,001,505	1,901,022	4,516,712
End of year	$ 1,358,265	$ 1,783,674	$ 1,944,762